COLUMBIA FUNDS VARIABLE INSURANCE TRUST COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE CAP GROWTH FUND (the "Fund") Supplement dated May 1, 2012 to the Fund's prospectus dated May 1, 2012
(Columbia Variable Portfolio - Select Large Cap Growth Fund)

Effective on May 1, 2012, the section of the prospectus for the Fund entitled"Principal Investment Strategies" is revised by deleting the fifth paragraph of such section and replacing the third paragraph with the following:

The Fund will not concentrate its assets in any single industry but may from time to time emphasize one or more economic sectors in selecting its investments and may invest more than 25% of its assets in companies in each of the consumer discretionary, health care and technology sectors.